Contingencies (Other Matters) (Details)	12 Months Ended
Dec. 31, 2011
Lights/Multi District Litigation [Member]
Loss Contingencies [Line Items]
Number of class action certification denied or reversed	4
Lights [Member]
Loss Contingencies [Line Items]
Purported number of class action lawsuits served	24
Additional class action certifications denied, reversed, dismissed or resolved	16